INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENT IN ASSOCIATED COMPANIES [Abstract]
Percentage participation using the equity method of accounting
At December 31, 2011 and 2010, the Company had the following participation in investments that are recorded using the equity method:

	2011	2010
SFL West Polaris Limited ("SFL West Polaris")	100.00%	100.00%
SFL Deepwater Ltd ("SFL Deepwater")	100.00%	100.00%
Rig Finance II Limited ("Rig Finance II")	-	100.00%
Bluelot Shipping Company Limited ("Bluelot")	100.00%	-
SFL Corte Real Limited ("Corte Real")	100.00%	-

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets (1)	225,958	1,751	1,690	-	86,641	135,876
Non-current assets	1,663,530	-	-	-	535,967	1,127,563
Current liabilities	201,355	20	4	-	77,282	124,049
Non-current liabilities (2)	1,518,295	-	-	-	494,224	1,024,071

	As of December 31, 2010
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets (1)	297,578	-	-	38,447	89,612	169,519
Non-current assets	1,996,461	-	-	125,397	612,878	1,258,186
Current liabilities	258,217	-	-	9,248	80,451	168,518
Non-current liabilities (2)	1,871,458	-	-	91,910	600,082	1,179,466

(1)
Bluelot and Corte Real current assets at December 31, 2011, include $1.7 million (2010: $nil) and $1.7 million (2010: $nil) due from Ship Finance, respectively. Rig Finance II current assets at December 31, 2010, include $30.7 million (2011: $nil) due from Ship Finance – see Note 21 "Related party transactions".

(2)
SFL West Polaris and SFL Deepwater non-current liabilities at December 31, 2011, include $84.6 million (2010: $101.4 million) and $189.6 million (2010: $224.2 million) due to Ship Finance – see Note 21.

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	155,514	14,499	14,108	3,550	46,771	76,586
Net operating revenues	130,311	1,731	1,686	3,544	46,767	76,583
Net income (3)	50,902	1,731	1,686	2,818	12,806	31,861

	Year ended December 31, 2010
(in thousands of $)	TOTAL	Bluelot and Corte Real	Front Shadow	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	137,344	-	899	-	52,318	84,127
Net operating revenues	137,149	-	749	-	52,316	84,084
Net income (3)	50,413	-	548	-	14,569	35,296

	Year ended December 31, 2009
(in thousands of $)	TOTAL	Bluelot and Corte Real	Front Shadow	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	150,473	-	1,109	-	57,547	91,817
Net operating revenues	150,230	-	1,096	-	57,442	91,692
Net income (3)	75,629	-	864	-	22,476	52,289

(3)
The net income of SFL West Polaris and SFL Deepwater in the year ended December 31, 2011, includes interest payable to Ship Finance amounting to $6.5 million (2010: $6.5 million; 2009: $nil) and $13.1 million (2010: $13.1 million; 2009: $nil), respectively - see Note 21.